Acquisitions and Divestments - Fair Value (and Useful Lives) of Identified Intangible Assets Acquired (Parenthetical) (Detail)	Dec. 07, 2015
Customer-related [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	19 years
Developed Technology [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	5 years
Sales Order Backlog [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	1 year
Trade Names [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	5 years